Summary of Significant Accounting Policies - Schedule of Equipment (Details) (10K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2014
Total equipment	$ 191		$ 513
Less accumulated depreciation	(28)		(510)
Property and Equipment, Net	$ 163	$ 153	3
Computer and Software [Member]
Property and Equipment, Useful Lives	5 years
Total equipment			190
Furniture and Equipment [Member]
Total equipment	$ 83		312
Furniture and Equipment [Member] | Minimum [Member]
Property and Equipment, Useful Lives	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property and Equipment, Useful Lives	5 years
Machinery and Equipment [Member]
Total equipment	$ 59
Machinery and Equipment [Member] | Minimum [Member]
Property and Equipment, Useful Lives	1 year
Machinery and Equipment [Member] | Maximum [Member]
Property and Equipment, Useful Lives	8 years
Autos [Member]
Total equipment	$ 35
Autos [Member] | Minimum [Member]
Property and Equipment, Useful Lives	3 years
Autos [Member] | Maximum [Member]
Property and Equipment, Useful Lives	5 years
Leasehold Improvements [Member]
Total equipment	$ 14		$ 11
Leasehold Improvements [Member] | Minimum [Member]
Property and Equipment, Useful Lives	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property and Equipment, Useful Lives	3 years